Non-Controlling Interest (Details) - Schedule of Levo Non-controlling Interests Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Levo Mobility LLC [Member]
Non-Controlling Interest (Details) - Schedule of Levo Non-controlling Interests Consolidated Statements of Operations [Line Items]
Net loss attributable to non-controlling interests	$ (538,841)	$ (2,138,272)